Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Loans	$ 155	$ 169
Deposits	115	106
Fees paid for services received	63	69
Guarantees and commitments	$ 57	$ 76